Taxation - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Beginning balance	$ 51,868	$ 47,223	$ 45,580
Additions	8,487	7,406	5,931
Reversals	(297)	(236)	(1,222)
Exchange difference	(637)	(2,525)	(3,066)
Ending balance	$ 59,421	$ 51,868	$ 47,223